FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets and other assets	$ 17,064	$ 14,437
Financial assets pledged as collateral for liabilities or contingent liabilities	4,704	3,832
Disclosure of financial liabilities [line items]
Financial liabilities	33,644	31,982
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	435	385
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	370	159
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	32,839	31,438
FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	933	883
FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	5,561	4,612
Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	10,570	8,942
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	9,868	9,583
Accounts payable and other | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	435	385
Accounts payable and other | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	370	159
Accounts payable and other | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	9,063	9,039
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	23,776	22,399
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	23,776	22,399
Provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	8,064	6,913
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets and other assets	2,743	1,986
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	2,743	1,986
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	4,989	5,631
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	4,989	5,631
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	536	577
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	536	577
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	8,796	6,243
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	933	883
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	5,561	4,612
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	2,302	748
Prepayments, subrogation recoverable, deferred policy acquisition costs
Disclosure of financial assets [line items]
Financial assets and other assets	$ 1,048	$ 1,215